Supplementary Information to Statements of Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Financial income:
Interest income		$ 1	$ 1
In respect of Liability related to Dimex acquisition			70
Financial income		1	71
Financial expenses:
In respect of bank loans, bank fees and liability related to Dimex acquisition	(307)	(311)	(454)
Change in fair value of forward contracts which are not designated as hedging	(5)	(24)	(31)
Other (mainly foreign currency transaction losses)	(27)	(42)	(30)
Financial expenses	(339)	(377)	(515)
Financial income expenses, net	$ (339)	$ (376)	$ (444)